Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Assets [Line Items]
Security deposits	¥ 2,599,603	¥ 2,678,269
Down payment of purchase of office premises	¥ 514,860